Schedule of Operating Lease Payments (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
2025	$ 540,000	$ 720,000
Total lease payments	540,000	720,000
Less: imputed interest	(6,458)	(8,611)
Present value of operating lease liabilities	533,542	711,389
Less: Current portion	533,542	711,389
Long-term potion of operating lease liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent	Liabilities, Noncurrent